Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Common stock, offering expense	$ 728	$ 28
Acquisition, offering expense		272
Common Stock [Member]
Common stock, offering expense	728	28
Acquisition, offering expense		272
Additional Paid-in Capital [Member]
Common stock, offering expense	$ 728	28
Acquisition, offering expense		$ 272